Restricted Cash	12 Months Ended
Dec. 31, 2021
Disclosure of restricted cash and cash equivalents [text block] [Abstract]
RESTRICTED CASH

5.	RESTRICTED CASH

For the year ended December 31, 2020, as outlined in more detail in Note 18, the Company issued capital through a private placement. At the December 31, 2020 year-end date, the restricted cash of $10,995,500 represented the portion of the capital raise that remained in a trust account with the underwriter. These funds were released by the underwriters, net of any underwriter fees previously accrued), to the Company’s bank account on January 6, 2021.